Subsequent Events (Detail)				1 Months Ended				9 Months Ended		12 Months Ended
	Nov. 30, 2019 USD ($) ft²	Jun. 27, 2019	Feb. 28, 2019 USD ($)	Jul. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 shares	Jan. 31, 2019 shares	Sep. 30, 2019 USD ($) shares	Sep. 30, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares
Subsequent Event [Line Items]
Cash consideration								$ 0	$ 2,000,000		$ 2,000,000	$ 0
Future lease obligations								24,369,000			$ 5,230,000
Number of awards granted | shares												5,996,000
Line of credit facility, fair value of amount outstanding								$ 0
Performance-Based RSUs
Subsequent Event [Line Items]
Stock issued during period, shares, new issues | shares											3,261,427
Number of awards granted | shares											1,830,000
Restricted Stock Units (RSUs)
Subsequent Event [Line Items]
Stock issued during period, shares, new issues | shares											161,250
Number of awards granted | shares								3,807,000
Restricted Stock Awards
Subsequent Event [Line Items]
Stock issued during period, shares, new issues | shares											982,301
Number of awards granted | shares							982,301	982,000				1,064,000
Plan modification incremental cost								$ 2,200,000
Subsequent Event
Subsequent Event [Line Items]
Cash consideration			$ 30,100,000
Stockholders' equity, reverse stock split description		1-for-2 reverse stock split
Stock split, conversion ratio		0.5
Subsequent Event | Restricted Stock Awards
Subsequent Event [Line Items]
Number of awards granted | shares						982,301
Plan modification incremental cost					$ 2,200,000
Subsequent Event | Chicago Office
Subsequent Event [Line Items]
Future lease obligations			900,000
Sublease income			$ 200,000
Lease expiry term			2024-12
Subsequent Event | Denver Office
Subsequent Event [Line Items]
Area of office space | ft²	6,800
Future lease obligations	$ 1,400,000
Lease term expiration date	Jan. 31, 2026
Subsequent Event | Revolving Credit Facility
Subsequent Event [Line Items]
Maximum borrowing capacity				$ 30,000,000
Floating interest rate, maximum				5.25%
Loan maturity period				Jul. 31, 2022
Subsequent Event | Revolving Credit Facility | Prime Rate | Wall Street Journal
Subsequent Event [Line Items]
Floating interest rate, maximum				0.25%
Maximum | Forecast
Subsequent Event [Line Items]
Payment for Contingent Consideration Liability Upon Satisfying Future Milestone										$ 5,000,000